UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.4% (3.5% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa1	$ 4,688,250
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
840	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	784,409
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,935	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa1	3,320,707
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,200	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	B2	6,744,168
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
885	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	625,642
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,485	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	1,551,112
	Bonds, Series 2007A-2, 0.000%, 6/01/37
20,345	Total Consumer Staples			17,714,288
	Education and Civic Organizations – 8.2% (5.3% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	268,870
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	2,353,154
	Tender Option Bond Trust 09-11B, 18.383%, 10/01/38 (IF) (4)
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	2/12 at 100.00	A2	2,787,534
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	206,743
260	5.000%, 11/01/25	11/15 at 100.00	A2	269,768
2,450	5.000%, 11/01/30	11/15 at 100.00	A2	2,480,748
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	Baa2	2,567,925
	6.250%, 6/01/40
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,922,947
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/12 at 100.00	A2	4,010,960
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,320,587
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
330	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa2	340,540
	AMBAC Insured
785	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	797,654
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
1,300	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	N/R	1,286,519
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	861,130
	5.000%, 9/01/34
2,500	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,537,125
	AMBAC Insured (UB)
26,185	Total Education and Civic Organizations			27,012,204
	Health Care – 31.6% (20.4% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,766,975
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
1,380	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,358,458
	San Diego, Series 2011, 5.250%, 8/15/41
1,400	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,393,518
	5.250%, 11/15/46
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	14,482,634
	5.250%, 11/15/46 (UB)
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	1,472,055
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,200	5.250%, 2/01/27	2/17 at 100.00	Baa2	3,964,632
2,855	5.250%, 2/01/46	2/17 at 100.00	Baa2	2,425,208
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	5,979,050
	2011A, 6.000%, 8/15/42
3,400	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,790,856
	System, Series 2007A, 5.125%, 7/15/31
195	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	199,891
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB	3,326,600
1,500	5.250%, 7/01/30	7/15 at 100.00	BBB	1,330,350
8,045	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	7,857,069
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,069,059
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/19 at 100.00	AA–	3,135,630
	Series 2009A, 5.750%, 7/01/39
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	17,455,849
	2007C, 5.000%, 8/15/38 – AMBAC Insured (UB)
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,597,770
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A:
3,000	5.000%, 12/01/22	12/15 at 100.00	BBB	2,860,740
1,000	5.000%, 12/01/23	12/15 at 100.00	BBB	940,570
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,341,445
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California,	3/20 at 100.00	A	1,959,980
	Series 2010, 5.375%, 3/15/36
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	3,919,800
	5.250%, 1/01/42
1,675	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	1,882,047
	6.000%, 12/01/40
7,835	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	7,449,126
	6.000%, 11/01/41
3,500	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,675,700
	7.500%, 12/01/41
4,275	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	4,566,213
	2011, 6.500%, 1/01/41
105,066	Total Health Care			104,201,225
	Housing/Multifamily – 2.2% (1.4% of Total Investments)
2,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	2,060,845
	Series 2010A, 6.400%, 8/15/45
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	963,110
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
1,730	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/12 at 100.00	N/R	1,730,848
	5.700%, 3/01/18
2,050	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/12 at 100.00	N/R	2,015,929
	Project, Series 1998, 5.800%, 3/01/28
580	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	5/12 at 100.00	A2	582,332
	Series 1992A, 7.000%, 11/01/14
7,420	Total Housing/Multifamily			7,353,064
	Housing/Single Family – 6.6% (4.2% of Total Investments)
5,000	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%,	12/16 at 100.00	AA	5,087,000
	12/01/27 (Alternative Minimum Tax)
400	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	400,184
	FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.625%, 8/01/26	2/16 at 100.00	BBB	16,128,240
	(Alternative Minimum Tax)
23,100	Total Housing/Single Family			21,615,424
	Long-Term Care – 1.0% (0.6% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,303,755
	Project, Series 2007, 5.375%, 12/01/37
	Tax Obligation/General – 19.3% (12.4% of Total Investments)
10,000	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007	No Opt. Call	AA–	1,496,800
	Election Series 2011B, 0.000%, 8/01/41 – AGM Insured
16,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	17,814,400
4,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	4,490,080
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	2/12 at 100.00	A1	80,246
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	Aa2	3,749,129
	5.000%, 6/01/29 – AGM Insured (UB)
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	2,718,028
	5.000%, 5/01/30 – FGIC Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	592,629
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	1,593,255
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2	7,303,842
	Series 2003E, 5.250%, 7/01/21 – AGM Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	Aa2	531,408
	2005A, 5.000%, 8/01/29 – AGM Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	Aa1	7,239,074
	Bonds, Series 2003, 5.000%, 8/01/23 – AGM Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA	1,465,741
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
2,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	2,136,660
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	12,391,908
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
97,655	Total Tax Obligation/General			63,603,200
	Tax Obligation/Limited – 34.8% (22.4% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	N/R	1,095,461
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	BBB+	1,170,948
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	3,162,622
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	2,044,575
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	5,465,531
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,816,988
	2009G-1, 5.750%, 10/01/30
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	685,453
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,703,390
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	2/12 at 100.00	N/R	1,000,190
2,765	5.700%, 8/01/28	2/12 at 100.00	N/R	2,488,555
735	Community Development Commission of City of National City, California, National City	8/21 at 100.00	A–	812,770
	Redevelopment Project 2011 Tax Allocation Bonds, 6.500%, 8/01/24
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	1,256,913
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	Baa1	2,973,970
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
1,085	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	1,016,938
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
5	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	A–	4,640
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
1,490	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	1,490,328
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/12 at 100.00	N/R	1,000,130
	Series 2005, 6.300%, 9/01/31
8,435	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	8,168,707
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A 2215-1:
1,885	13.841%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,357,275
1,320	13.841%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	876,586
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
115	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	107,480
1,225	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,125,800
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	311,190
735	5.125%, 9/01/36	9/16 at 100.00	N/R	678,317
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	2,978,813
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,343,426
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,177,133
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – AGM Insured
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	296,557
	Project, Series 2011, 6.750%, 9/01/40
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa1	18,168,894
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	2,036,500
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,219,140
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
255	6.000%, 9/01/33	9/21 at 100.00	N/R	254,051
555	6.125%, 9/01/41	9/21 at 100.00	N/R	553,807
2,240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	2,237,446
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
885	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	902,780
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,537,800
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,519,755
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	537,402
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A	4,351,104
	5.250%, 9/01/22 – NPFG Insured
160	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax	10/21 at 100.00	A–	166,344
	Allocation Bonds Series B, 6.500%, 10/01/25
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,513,713
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
585	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	BBB	651,526
1,415	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A–	1,253,520
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	751,414
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	Aa3	8,462,074
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	139,333
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB	137,641
160	7.000%, 8/01/41	2/21 at 100.00	BBB	168,832
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/12 at 100.00	AA+	2,508,175
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	850,124
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,195	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	1,115,138
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,806,786
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	219,696
	7.000%, 10/01/26
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,450,013
	Bonds Series 2011A, 7.000%, 8/01/39
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,098,005
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
375	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	394,444
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
113,540	Total Tax Obligation/Limited			114,616,143
	Transportation – 5.6% (3.6% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,154,768
	2006F, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,157,433
	2008, Trust 3211, 13.528%, 10/01/32 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,029,040
	Bonds, Series 1999, 5.875%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,104,500
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
17,920	Total Transportation			18,445,741
	U.S. Guaranteed – 27.3% (17.6% of Total Investments) (5)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AA– (5)	1,957,285
	Series 2002, 5.375%, 7/01/20 (Pre-refunded 7/01/12) – AGM Insured
4,610	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (5)	4,731,981
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
3,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,864,563
	5/01/18 (Pre-refunded 5/01/12)
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/12 at 100.00	Aaa	9,312,480
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
6,070	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20	11/12 at 100.00	Aa2 (5)	6,334,349
	(Pre-refunded 11/01/12) – AMBAC Insured
2,500	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (5)	2,747,500
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA– (5)	1,664,167
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	AGM Insured
1,110	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	1,236,806
	(Pre-refunded 7/01/14)
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	Aa2 (5)	4,777,751
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – NPFG Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	A2 (5)	1,754,924
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – NPFG Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	17,517,624
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (5)	3,380,820
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
520	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	Baa1 (5)	569,577
745	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	Baa1 (5)	816,028
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	Aa2 (5)	1,255,878
	5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA– (5)	2,670,165
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21	7/12 at 100.00	AA– (5)	2,763,966
	(Pre-refunded 7/01/12) – AGM Insured
665	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AA– (5)	688,588
	2002Q, 5.250%, 8/15/21 (Pre-refunded 8/15/12) – AGM Insured
7,005	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	7,774,359
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 (Pre-refunded 5/01/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A+ (5)	1,510,148
3,865	5.250%, 5/01/19 (Pre-refunded 5/01/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A+ (5)	3,943,730
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A+ (5)	3,063,240
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	NPFG Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA– (5)	5,609,081
	Series 2002A, 5.000%, 11/01/19 (Pre-refunded 11/01/12) – NPFG Insured
80,200	Total U.S. Guaranteed			89,945,010
	Utilities – 5.1% (3.3% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,298,305
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	513,255
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,122,763
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,345,095
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,631,700
	Project, Series 2003, 5.700%, 9/01/36
1,745	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	No Opt. Call	AA–	1,791,138
	2002Q, 5.250%, 8/15/21 – AGM Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA–	4,219,560
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
17,675	Total Utilities			16,921,816
	Water and Sewer – 8.3% (5.3% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA–	5,730,751
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	2,059,248
	of Participation, Tender Option Bond Trust 3220, 14.505%, 7/01/28 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
480	5.250%, 12/01/20	12/13 at 100.00	A	511,541
695	5.250%, 12/01/21	12/13 at 100.00	A	738,396
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A	1,280,168
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	862,011
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC	4/16 at 100.00	A+	1,275,525
	Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	870,089
	Bond Trust 09-8B, 18.049%, 7/01/35 (IF) (4)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	10,412,787
	Series 2010A, 5.250%, 5/15/27
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,659,401
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,747,119
24,860	Total Water and Sewer			27,147,036
$ 537,466	Total Investments (cost $490,477,870) – 155.4%			511,878,906
	Floating Rate Obligations – (9.2)%			(30,440,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.0)% (6)			(158,100,000)
	Other Assets Less Liabilities – 1.8%			6,010,538
	Net Assets Applicable to Common Shares – 100%			$ 329,349,444

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$511,878,906	$ —	$511,878,906

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $460,368,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$28,172,095
Depreciation	(7,098,454)
Net unrealized appreciation (depreciation) of investments	$21,073,641

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012